Research and Development Expense	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Research and Development Expense [Text Block]

16. Research and Development Expense

Details of this expense account by nature are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2017	2016	2015
Consulting	$-	$10,754	$18,676
Equipment rental, rent and facility costs	214,024	286,323	284,533
Professional fees	48,268	103,011	123,313
Royalty and other	4,995	39,102	71,239
Wages and salaries	594,660	698,232	705,953
	$861,947	$1,137,422	$1,203,716